CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue from contracts with customers	$ 21,932,000	$ 13,317,000		$ 18,871,000	$ 12,987,000
Revenue from collaborative arrangements	1,733,000	2,662,000		3,337,000	1,163,000
Revenue from related party transactions	2,116,000	2,348,000		3,253,000	4,203,000
Revenues	25,781,000	18,327,000		25,461,000	18,353,000
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	(18,162,000)	(8,480,000)		(13,167,000)	(8,185,000)
Research and development expense	(39,858,000)	(29,223,000)		(44,229,000)	(34,454,000)
Depreciation expense	(3,433,000)	(2,763,000)		(3,806,000)	(2,979,000)
Selling, general and administrative expense	(19,482,000)	(11,595,000)		(13,216,000)	(9,029,000)
Total cost and operating expenses	(82,004,000)	(53,571,000)		(76,480,000)	(58,054,000)
Loss from operations	(56,223,000)	(35,244,000)		(51,019,000)	(39,701,000)
Other (expense) income:
Interest income (expense), net	3,000	(5,000)		(7,000)	(351,000)
Gain on extinguishment of debt	0	3,065,000		3,065,000	0
Other (expense) income, net	(1,100,000)	(778,000)		(673,000)	172,000
Total other (expense) income, net	(1,097,000)	2,282,000		2,385,000	(179,000)
Loss before income taxes	(57,320,000)	(32,962,000)		(48,634,000)	(39,880,000)
Income tax expense	0	0	$ 0	0	0
Gain from equity method investees, net	2,346,000	2,371,000		1,945,000	2,167,000
Net income (loss)	(54,974,000)	(30,591,000)		(46,689,000)	(37,713,000)
Unpaid cumulative dividends on preferred stock	(28,925,000)	(27,068,000)		(36,758,000)	(31,291,000)
Net loss allocated to common shareholders	(83,899,000)	(57,659,000)		(83,447,000)	(69,004,000)
Other comprehensive loss:
Foreign currency translation adjustments	(767,000)	(29,000)		95,000	625,000
Comprehensive loss	$ (55,741,000)	$ (30,620,000)		$ (46,594,000)	$ (37,088,000)
Net loss per common share - basic (usd per share)	$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Net loss per common share - diluted (usd per share)	$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Weighted-average number of common shares outstanding - basic (in shares)	2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)	2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	$ (727,000)	$ (935,000)		$ (1,254,000)	$ (743,000)
Related Party
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	$ (342,000)	$ (575,000)		$ (808,000)	$ (2,664,000)